Schedule of Other Income, Net (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Other Income and Expenses [Abstract]
Gain/Loss on termination of operating leases					$ 134	$ 93
Foreign currency transactions					(114)	(28)
Bank service charges					(92)	(8)
Other, net					(3)	(24)
Interest expense, net	$ (32)	$ 35	$ 154	$ 65	$ (75)	$ 33